Annual Total Returns - Davis Variable Account Fund	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Davis Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	27.24%	18.05%	32.63%	(20.13%)	17.85%	11.72%	31.17%	(13.60%)	22.63%	11.88%
Davis Financial Portfolio
Prospectus [Line Items]
Annual Return [Percent]	29.12%	29.50%	15.29%	(8.53%)	30.54%	(5.99%)	25.86%	(10.67%)	21.42%	14.25%
Davis Real Estate Portfolio
Prospectus [Line Items]
Annual Return [Percent]	(5.71%)	4.92%	10.65%	(26.80%)	41.98%	(8.08%)	25.74%	(4.82%)	8.25%	9.70%